UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund:  BlackRock Health Sciences Trust (BME)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 22.1%
AbbVie, Inc. (a)	32,686	$2,061,506
Acceleron Pharma, Inc. (a)(b)	29,400	1,063,986
Acerta Pharma BV, Series B (Acquired 2/01/16, cost $986,402) (b)(c)	17,146,440	1,457,447
Agios Pharmaceuticals, Inc. (a)(b)	15,400	813,428
Alder Biopharmaceuticals, Inc. (b)	10,100	330,977
Alexion Pharmaceuticals, Inc. (a)(b)	4,760	583,290
Alkermes PLC (a)(b)	16,800	790,104
Alnylam Pharmaceuticals, Inc. (a)(b)	9,200	623,576
Amgen, Inc. (a)	68,522	11,430,155
Aquinox Pharmaceuticals, Inc. (b)	20,831	278,302
Audentes Therapeutics, Inc. (b)	8,883	158,206
Avexis, Inc. (b)	17,952	739,802
Axovant Sciences Ltd. (b)	9,700	135,800
Biogen, Inc. (a)(b)	22,448	7,026,897
BioMarin Pharmaceutical, Inc. (a)(b)	9,100	841,932
Bluebird Bio, Inc. (b)	5,100	345,678
Celgene Corp. (b)	58,786	6,144,901
Corvus Pharmaceuticals, Inc. (Acquired 3/23/16, Cost $297,937) (b)(c)	21,266	349,826
CytomX Therapeutics, Inc. (b)	15,559	243,965
Genomic Health, Inc. (a)(b)	15,100	436,692
Gilead Sciences, Inc. (a)	40,100	3,172,712
Global Blood Therapeutics, Inc. (b)	14,688	338,558
Incyte Corp. (a)(b)	13,800	1,301,202
Inotek Pharmaceuticals Corp. (b)	30,196	286,258
Intellia Therapeutics, Inc. (Acquired 5/6/16, Cost $248,567) (b)(c)	30,613	516,257
Lion Biotechnologies, Inc. (Acquired 6/3/16, Cost $123,281) (b)(c)	56,423	464,361
Neurocrine Biosciences, Inc. (a)(b)	41,762	2,114,828
Otonomy, Inc. (b)	8,400	152,796
Prothena Corp. PLC (a)(b)	4,344	260,510
PTC Therapeutics, Inc. (b)	30,300	424,503
Regeneron Pharmaceuticals, Inc. (a)(b)	8,258	3,319,881
REGENXBIO, Inc. (b)	35,850	502,260
Sage Therapeutics, Inc. (a)(b)	14,452	665,515
Sarepta Therapeutics, Inc. (a)(b)	32,301	1,983,604
Seattle Genetics, Inc. (a)(b)	14,867	802,967
Shire PLC — ADR (a)	29,829	5,782,650
Spark Therapeutics, Inc. (b)	3,200	192,192
Syndax Pharmaceuticals, Inc. (b)	13,956	211,573
Syndax Pharmaceuticals, Inc. (Acquired 3/02/16, cost $495,682) (b)(c)	35,428	541,713
Ultragenyx Pharmaceutical, Inc. (a)(b)	13,815	980,036
Vertex Pharmaceuticals, Inc. (a)(b)	46,205	4,029,538

		63,900,384
Diversified Consumer Services — 0.2%
Service Corp. International	25,700	682,078
Health Care Equipment & Supplies — 25.0%
Abbott Laboratories (a)	108,500	4,588,465

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc. (a)	140,900	$6,706,840
Becton Dickinson and Co. (a)	20,033	3,600,531
Boston Scientific Corp. (a)(b)	448,100	10,664,780
CONMED Corp. (a)	12,000	480,720
Cooper Cos., Inc. (a)	12,066	2,162,951
CR Bard, Inc. (a)	22,253	4,990,903
Edwards Lifesciences Corp. (a)(b)	43,898	5,292,343
Hologic, Inc. (a)(b)	38,900	1,510,487
Intuitive Surgical, Inc. (b)	3,000	2,174,490
Masimo Corp. (a)(b)	19,600	1,166,004
Medtronic PLC (a)	175,800	15,189,120
St. Jude Medical, Inc.	57,200	4,562,272
Stryker Corp. (a)	55,800	6,495,678
Zimmer Biomet Holdings, Inc. (a)	20,400	2,652,408

		72,237,992
Health Care Providers & Services — 20.9%
Aetna, Inc. (a)	44,311	5,115,705
Amedisys, Inc. (a)(b)	43,360	2,056,998
AmerisourceBergen Corp. (a)	20,800	1,680,224
Anthem, Inc. (a)	50,300	6,303,093
Cardinal Health, Inc. (a)	33,030	2,566,431
Centene Corp. (b)	35,700	2,390,472
Cigna Corp. (a)	38,000	4,952,160
DaVita, Inc. (b)	46,000	3,039,220
HCA Holdings, Inc. (a)(b)	11,394	861,728
HealthEquity, Inc. (a)(b)	16,800	635,880
Humana, Inc. (a)	26,000	4,599,140
Laboratory Corp. of America Holdings (a)(b)	4,300	591,164
McKesson Corp. (a)	19,700	3,284,975
Quest Diagnostics, Inc. (a)	17,200	1,455,636
Teladoc, Inc. (a)(b)(d)	18,800	344,228
UnitedHealth Group, Inc. (a)(e)	116,502	16,310,280
Universal Health Services, Inc., Class B (a)	28,100	3,462,482
WellCare Health Plans, Inc. (a)(b)	5,500	643,995

		60,293,811
Health Care Technology — 0.5%
Cerner Corp. (a)(b)	21,900	1,352,325
Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc. (a)	39,400	6,266,964
Pharmaceuticals — 23.3%
Allergan PLC (a)(b)	35,925	8,273,887
AstraZeneca PLC	63,476	4,110,167
Bristol-Myers Squibb Co. (a)	54,862	2,958,159
Chugai Pharmaceutical Co. Ltd.	19,100	690,354
Dermira, Inc. (a)(b)	18,900	639,198
Eli Lilly & Co. (a)	112,500	9,029,250
GlaxoSmithKline PLC	59,900	1,275,776
Intra-Cellular Therapies, Inc. (b)	12,701	193,563
Jazz Pharmaceuticals PLC (a)(b)	13,200	1,603,536

Portfolio Abbreviations
ADR	American Depositary Receipt	CVR	Contingent Value Rights	USD	U.S. Dollar
CHF	Swiss Franc	GBP	British Pound

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson (a)	62,270	$7,355,955
Mallinckrodt PLC (a)(b)	23,143	1,614,918
Merck & Co., Inc. (a)	124,100	7,745,081
Merck KGaA	17,900	1,930,792
Mylan NV (a)(b)	59,300	2,260,516
Novartis AG — ADR	8,700	686,952
Pacira Pharmaceuticals, Inc. (a)(b)	10,500	359,310
Pfizer, Inc. (a)	221,698	7,508,911
Phibro Animal Health Corp., Class A	23,300	633,294
Roche Holding AG	10,900	2,708,635
Teva Pharmaceutical Industries Ltd. — ADR (a)	73,300	3,372,533
Zoetis, Inc. (a)	45,200	2,350,852

		67,301,639
Total Common Stocks — 94.2%		272,035,193

Preferred Stocks
Biotechnology — 0.2%
Ovid Therapeutics, Inc. (Acquired 8/7/15, Cost $503,166), 0.00% (b)(c)	80,765	503,166

Rights — 0.0%	Shares	Value
Biotechnology — 0.0%
Dyax Corp. — CVR (b)	61,727	$68,517
Total Long-Term Investments (Cost — $192,981,852) — 94.4%		272,606,876

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (f)(g)	13,486,976	13,486,976
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.51% (f)(g)(h)	$139	139,114
Total Short-Term Securities (Cost — $13,626,090) — 4.7%		13,626,090
Total Investments Before Options Written (Cost — $206,607,942*) — 99.1%		286,232,966

Options Written
(Premiums Received — $1,748,571) — (0.5)%		(1,461,492)
Total Investments Net of Options Written — 98.6%		284,771,474
Other Assets Less Liabilities — 1.4%		3,926,970

Net Assets — 100.0%		$288,698,444

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$208,692,284

Gross unrealized appreciation	$79,881,272
Gross unrealized depreciation	(2,340,590)

Net unrealized appreciation	$77,540,682

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $3,832,770,and an original cost of $2,799,759 which was 1.3% of its net assets.

(d)	Security, or a portion of security, is on loan.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Current yield as of period end.

(g)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,854,560	(8,854,560)	—	—	$34,418
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	13,486,976	13,486,976	$13,486,976	2,271
BlackRock Liquidity Series, LLC Money Market Series	—	$139,114	$ 139,114	139,114	5,289	[1]
Total				$13,626,090	$41,978

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anthem, Inc.	Call	10/07/16	USD	130.00	7	$(164)
Baxter International, Inc.	Call	10/07/16	USD	47.50	83	(3,735)
Eli Lilly & Co.	Call	10/07/16	USD	80.00	343	(29,498)
Medtronic PLC	Call	10/07/16	USD	88.00	71	(746)
Pfizer, Inc.	Call	10/07/16	USD	35.50	76	(152)
Shire PLC — ADR	Call	10/07/16	USD	200.00	15	(1,162)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/07/16	USD	54.00	40	(200)
UnitedHealth Group, Inc.	Call	10/07/16	USD	135.00	126	(65,205)
Pfizer, Inc.	Call	10/13/16	USD	37.35	100	(1)
Aetna, Inc.	Call	10/14/16	USD	118.00	8	(396)
Amgen, Inc.	Call	10/14/16	USD	172.50	38	(1,881)
Amgen, Inc.	Call	10/14/16	USD	175.00	15	(308)
Anthem, Inc.	Call	10/14/16	USD	128.00	30	(2,325)
Baxter International, Inc.	Call	10/14/16	USD	46.50	132	(17,688)
Celgene Corp.	Call	10/14/16	USD	110.00	102	(4,896)
Eli Lilly & Co.	Call	10/14/16	USD	81.00	55	(3,932)
Jazz Pharmaceuticals PLC	Call	10/14/16	USD	128.00	46	(4,025)
Mallinckrodt PLC	Call	10/14/16	USD	78.00	60	(1,800)
Mallinckrodt PLC	Call	10/14/16	USD	78.50	21	(630)
Medtronic PLC	Call	10/14/16	USD	87.00	141	(8,530)
Merck & Co., Inc.	Call	10/14/16	USD	63.00	38	(3,857)
Pfizer, Inc.	Call	10/14/16	USD	35.50	124	(1,364)
Regeneron Pharmaceuticals, Inc.	Call	10/14/16	USD	420.00	13	(4,615)
Shire PLC — ADR	Call	10/14/16	USD	200.00	29	(4,930)
Shire PLC — ADR	Call	10/14/16	USD	207.50	34	(1,700)
UnitedHealth Group, Inc.	Call	10/14/16	USD	142.00	53	(3,418)
Genomic Health, Inc.	Call	10/19/16	USD	26.90	52	(13,412)
AbbVie, Inc.	Call	10/21/16	USD	66.00	50	(675)
Aetna, Inc.	Call	10/21/16	USD	119.00	16	(808)
Aetna, Inc.	Call	10/21/16	USD	125.00	18	(207)
Agios Pharmaceuticals, Inc.	Call	10/21/16	USD	50.00	28	(12,740)
Alkermes PLC	Call	10/21/16	USD	50.00	58	(4,060)
Allergan PLC	Call	10/21/16	USD	247.50	25	(1,938)
Alnylam Pharmaceuticals, Inc.	Call	10/21/16	USD	85.00	32	(1,040)
Amedisys, Inc.	Call	10/21/16	USD	50.00	150	(6,225)
AmerisourceBergen Corp.	Call	10/21/16	USD	85.00	28	(700)
Amgen, Inc.	Call	10/21/16	USD	175.00	86	(4,085)
Anthem, Inc.	Call	10/21/16	USD	125.00	59	(15,340)
Baxter International, Inc.	Call	10/21/16	USD	47.50	144	(11,376)
Biogen, Inc.	Call	10/21/16	USD	315.00	37	(32,005)
BioMarin Pharmaceutical, Inc.	Call	10/21/16	USD	110.00	35	(2,012)
Boston Scientific Corp.	Call	10/21/16	USD	24.00	247	(10,374)
Boston Scientific Corp.	Call	10/21/16	USD	25.00	246	(3,690)
Bristol-Myers Squibb Co.	Call	10/21/16	USD	57.50	92	(2,852)
Cardinal Health, Inc.	Call	10/21/16	USD	80.00	87	(2,828)
Celgene Corp.	Call	10/21/16	USD	110.00	102	(8,823)
Cerner Corp.	Call	10/21/16	USD	62.50	20	(1,550)
Cerner Corp.	Call	10/21/16	USD	65.00	20	(300)
Cigna Corp.	Call	10/21/16	USD	135.00	67	(9,346)
Cigna Corp.	Call	10/21/16	USD	140.00	33	(874)
CONMED Corp.	Call	10/21/16	USD	40.00	42	(5,040)
Cooper Cos., Inc.	Call	10/21/16	USD	190.00	50	(1,500)
CR Bard, Inc.	Call	10/21/16	USD	230.00	39	(6,338)
Dermira, Inc.	Call	10/21/16	USD	35.00	66	(6,600)
Edwards Lifesciences Corp.	Call	10/21/16	USD	120.00	155	(44,562)
Gilead Sciences, Inc.	Call	10/21/16	USD	82.50	41	(1,927)
HCA Holdings, Inc.	Call	10/21/16	USD	80.00	39	(1,072)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
HealthEquity, Inc.	Call	10/21/16	USD	35.00	53	$(16,828)
Hologic, Inc.	Call	10/21/16	USD	38.00	135	(17,212)
Humana, Inc.	Call	10/21/16	USD	185.00	45	(6,638)
Incyte Corp.	Call	10/21/16	USD	95.00	48	(17,520)
Johnson & Johnson	Call	10/21/16	USD	120.75	125	(8,289)
Laboratory Corp. of America Holdings	Call	10/21/16	USD	135.00	15	(5,700)
Medtronic PLC	Call	10/21/16	USD	87.50	87	(5,264)
Merck & Co., Inc.	Call	10/21/16	USD	64.50	25	(1,388)
Merck & Co., Inc.	Call	10/21/16	USD	65.00	45	(1,912)
Pacira Pharmaceuticals, Inc.	Call	10/21/16	USD	45.00	25	(625)
Prothena Corp. PLC	Call	10/21/16	USD	60.00	15	(5,138)
Sage Therapeutics, Inc.	Call	10/21/16	USD	50.00	50	(3,375)
Shire PLC — ADR	Call	10/21/16	USD	200.00	26	(5,850)
Stryker Corp.	Call	10/21/16	USD	115.00	192	(48,000)
Teladoc, Inc.	Call	10/21/16	USD	20.00	65	(1,788)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/21/16	USD	52.50	33	(82)
Thermo Fisher Scientific, Inc.	Call	10/21/16	USD	145.00	60	(81,300)
Ultragenyx Pharmaceutical, Inc.	Call	10/21/16	USD	85.00	48	(6,000)
UnitedHealth Group, Inc.	Call	10/21/16	USD	140.00	21	(5,292)
Universal Health Services, Inc., Class B	Call	10/21/16	USD	125.00	57	(8,408)
Vertex Pharmaceuticals, Inc.	Call	10/21/16	USD	100.00	76	(3,990)
WellCare Health Plans, Inc.	Call	10/21/16	USD	115.00	20	(7,300)
Masimo Corp.	Call	10/25/16	USD	58.45	32	(6,433)
Abbott Laboratories	Call	10/28/16	USD	43.00	190	(11,590)
Aetna, Inc.	Call	10/28/16	USD	116.00	21	(4,641)
Aetna, Inc.	Call	10/28/16	USD	117.00	84	(14,616)
Amgen, Inc.	Call	10/28/16	USD	177.50	14	(1,106)
Anthem, Inc.	Call	10/28/16	USD	131.00	81	(5,144)
Baxter International, Inc.	Call	10/28/16	USD	48.00	51	(4,080)
Biogen, Inc.	Call	10/28/16	USD	325.00	21	(18,060)
Celgene Corp.	Call	10/28/16	USD	111.00	1	(98)
Gilead Sciences, Inc.	Call	10/28/16	USD	80.00	71	(10,188)
Johnson & Johnson	Call	10/28/16	USD	119.00	92	(13,110)
Medtronic PLC	Call	10/28/16	USD	87.00	53	(5,220)
Merck & Co., Inc.	Call	10/28/16	USD	63.50	219	(23,762)
Mylan NV	Call	10/28/16	USD	41.50	105	(5,670)
Pfizer, Inc.	Call	10/28/16	USD	34.50	125	(3,125)
Sarepta Therapeutics, Inc.	Call	10/28/16	USD	56.00	15	(10,800)
UnitedHealth Group, Inc.	Call	10/28/16	USD	144.00	55	(5,748)
Zoetis, Inc.	Call	10/28/16	USD	51.50	100	(12,750)
Abbott Laboratories	Call	11/01/16	USD	42.00	190	(21,780)
Allergan PLC	Call	11/04/16	USD	242.50	110	(35,750)
Baxter International, Inc.	Call	11/04/16	USD	47.50	83	(9,836)
Biogen, Inc.	Call	11/04/16	USD	325.00	20	(19,100)
Medtronic PLC	Call	11/04/16	USD	88.00	140	(10,080)
Merck & Co., Inc.	Call	11/04/16	USD	64.00	25	(2,475)
Mylan NV	Call	11/04/16	USD	41.50	105	(7,298)
Pfizer, Inc.	Call	11/04/16	USD	34.50	125	(5,062)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/04/16	USD	52.50	56	(1,848)
UnitedHealth Group, Inc.	Call	11/04/16	USD	144.00	53	(6,943)
Zimmer Biomet Holdings, Inc.	Call	11/07/16	USD	129.00	51	(16,853)
Medtronic PLC	Call	11/11/16	USD	87.00	130	(18,200)
AbbVie, Inc.	Call	11/18/16	USD	65.00	64	(6,432)
Acceleron Pharma, Inc.	Call	11/18/16	USD	35.00	102	(36,720)
Aetna, Inc.	Call	11/18/16	USD	125.00	8	(484)
Agios Pharmaceuticals, Inc.	Call	11/18/16	USD	50.00	28	(17,780)
Alexion Pharmaceuticals, Inc.	Call	11/18/16	USD	125.00	16	(9,360)
AmerisourceBergen Corp.	Call	11/18/16	USD	85.00	44	(4,180)
Amgen, Inc.	Call	11/18/16	USD	170.00	86	(33,110)
Becton Dickinson and Co.	Call	11/18/16	USD	180.00	70	(30,450)
Boston Scientific Corp.	Call	11/18/16	USD	25.00	275	(11,137)
Bristol-Myers Squibb Co.	Call	11/18/16	USD	60.00	100	(4,050)
Cardinal Health, Inc.	Call	11/18/16	USD	80.00	28	(3,360)
Cerner Corp.	Call	11/18/16	USD	65.00	20	(1,950)
Cigna Corp.	Call	11/18/16	USD	135.00	33	(9,339)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
CR Bard, Inc.	Call	11/18/16	USD	230.00	38	$(14,440)
Gilead Sciences, Inc.	Call	11/18/16	USD	82.50	28	(5,166)
Masimo Corp.	Call	11/18/16	USD	60.00	36	(8,820)
McKesson Corp.	Call	11/18/16	USD	175.00	68	(15,640)
Merck & Co., Inc.	Call	11/18/16	USD	65.00	83	(6,930)
Neurocrine Biosciences, Inc.	Call	11/18/16	USD	55.00	146	(21,170)
Pfizer, Inc.	Call	11/18/16	USD	35.00	100	(2,950)
Quest Diagnostics, Inc.	Call	11/18/16	USD	85.00	48	(10,440)
Regeneron Pharmaceuticals, Inc.	Call	11/18/16	USD	440.00	17	(12,325)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/18/16	USD	52.50	56	(1,288)
Thermo Fisher Scientific, Inc.	Call	11/18/16	USD	160.00	77	(29,645)
UnitedHealth Group, Inc.	Call	11/18/16	USD	140.00	100	(37,750)
Universal Health Services, Inc., Class B	Call	11/18/16	USD	125.00	42	(15,120)
Vertex Pharmaceuticals, Inc.	Call	11/18/16	USD	95.00	85	(25,288)
Zoetis, Inc.	Call	11/18/16	USD	52.50	58	(7,975)
Seattle Genetics, Inc.	Call	12/16/16	USD	55.00	52	(16,900)
Teva Pharmaceutical Industries Ltd. — ADR	Call	12/16/16	USD	50.00	70	(6,370)
Total						$(1,357,291)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Zimmer Biomet Holdings, Inc.	Call	Credit Suisse International	10/04/16	USD	129.12	1,900	$(2,684)
Roche Holding AG	Call	UBS AG	10/05/16	CHF	248.45	4,000	(998)
Boston Scientific Corp.	Call	Deutsche Bank AG	10/06/16	USD	24.54	55,400	(2,665)
GlaxoSmithKline PLC	Call	UBS AG	10/18/16	GBP	17.19	22,000	(713)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/19/16	GBP	49.16	16,900	(31,604)
AstraZeneca PLC	Call	UBS AG	10/27/16	GBP	52.14	5,000	(2,680)
Centene Corp.	Call	Goldman Sachs International	10/27/16	USD	69.35	12,400	(20,991)
Avexis, Inc.	Call	Goldman Sachs International	10/28/16	USD	41.66	6,200	(19,825)
Boston Scientific Corp.	Call	Goldman Sachs International	10/28/16	USD	24.46	27,500	(8,877)
CytomX Therapeutics, Inc.	Call	Morgan Stanley & Co. International PLC	10/28/16	USD	16.69	5,400	(3,080)
REGENXBIO, Inc.	Call	Deutsche Bank AG	10/28/16	USD	16.77	12,500	(3,409)
Service Corp. International	Call	Goldman Sachs International	10/31/16	USD	27.06	9,000	(6,675)
Total							$(104,201)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$61,384,967	$1,057,970	$1,457,447	$63,900,384
Diversified Consumer Services	682,078	—	—	682,078
Health Care Equipment & Supplies	72,237,992	—	—	72,237,992
Health Care Providers & Services	60,293,811	—	—	60,293,811
Health Care Technology	1,352,325	—	—	1,352,325
Life Sciences Tools & Services	6,266,964	—	—	6,266,964
Pharmaceuticals	56,585,915	10,715,724	—	67,301,639
Preferred Stocks[1]	—	—	503,166	503,166
Rights[1]	—	—	68,517	68,517
Short-Term Securities	13,486,976	139,114	—	13,626,090

Total	$272,291,028	$11,912,808	$2,029,130	$286,232,966

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,290,523)	$(170,969)	—	$(1,461,492)

[2] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$69,130	—	—	$69,130
Foreign currency at value	772	—	—	772
Cash collateral on exchange-traded options written	787,500	—	—	787,500
Liabilities:
Collateral on securities loaned at value	—	$(139,114)	—	(139,114)

Total	$857,402	$(139,114)	—	$718,288

During the period ended September 30, 2016, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of December 31, 2015	—	$5,907,930	—	$5,907,930
Transfers into Level 3	$986,401	—	$25,848	1,012,249
Transfers out of Level 3	—	(2,795,418)	—	(2,795,418)
Accrued discounts/premiums	—	—	—	—
Net realized gain	—	1,743,157	—	1,743,157
Net change in unrealized appreciation/depreciation	471,046	(937,225)	42,669	(423,510)
Purchases	—	—	—	—
Sales	—	(3,415,278)	—	(3,415,278)

Closing Balance, as of September 30, 2016	$1,457,447	$503,166	$68,517	$2,029,130

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2016	$471,046	—	$42,669	$513,715

6	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: November 22, 2016